RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net financial instrument asset position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	$ (1,392)	$ (257)
Changes in fair value recognized in OCI	238	159	$ (65)
Amounts reclassified from OCI to income	(1,303)	1,241	(370)
Balance, end of year	134	(1,392)	(257)
Investments in debt securities measured at amortized cost	566	0
Financial assets at amortised cost, category [member] | Debt securities [member]
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets, at fair value	566
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	35	99
Changes in fair value (hedge ineffectiveness)	1	(11)
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value (hedge ineffectiveness)	313	189
Amounts reclassified from OCI to income	(88)	(207)
Acquisitions, disposals, settlements and other	1,276	(1,202)
Foreign exchange gain (loss)	(11)	(3)
IFRS 9 PPAs
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(491)	(188)
Balance, end of year	(103)	(491)	(188)
IFRS 9 PPAs | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(61)	17
Changes in fair value (hedge ineffectiveness)	1	(9)
IFRS 9 PPAs | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value (hedge ineffectiveness)	62	(32)
Amounts reclassified from OCI to income	(1)	13
Acquisitions, disposals, settlements and other	387	(292)
Foreign exchange gain (loss)	0	0
Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	12	(198)
Balance, end of year	(48)	12	(198)
Energy derivative contracts | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(3)	220
Changes in fair value (hedge ineffectiveness)	0	(2)
Energy derivative contracts | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value (hedge ineffectiveness)	40	92
Amounts reclassified from OCI to income	(94)	(110)
Acquisitions, disposals, settlements and other	(3)	10
Foreign exchange gain (loss)	0	0
Assets derecognized	1,133
Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	135	247
Balance, end of year	105	135	247
Interest rate swaps | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	28	(7)
Changes in fair value (hedge ineffectiveness)	0	0
Interest rate swaps | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value (hedge ineffectiveness)	24	22
Amounts reclassified from OCI to income	7	(110)
Acquisitions, disposals, settlements and other	(87)	(14)
Foreign exchange gain (loss)	(2)	(3)
Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(284)	(61)
Balance, end of year	(8)	(284)	(61)
Foreign exchange swaps | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	71	(131)
Changes in fair value (hedge ineffectiveness)	0	0
Foreign exchange swaps | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value (hedge ineffectiveness)	92	2
Amounts reclassified from OCI to income	0	0
Acquisitions, disposals, settlements and other	113	(94)
Foreign exchange gain (loss)	0	0
Investments in debt and equity securities
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	171	296
Balance, end of year	566	171	296
Investments in debt and equity securities | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	0	0
Changes in fair value (hedge ineffectiveness)	0	0
Investments in debt and equity securities | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value (hedge ineffectiveness)	1	11
Amounts reclassified from OCI to income	0	0
Acquisitions, disposals, settlements and other	403	(136)
Foreign exchange gain (loss)	(9)	0
Tax equity
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(935)	(353)
Balance, end of year	(378)	(935)	$ (353)
Tax equity | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	0	0
Changes in fair value (hedge ineffectiveness)	0	0
Tax equity | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value (hedge ineffectiveness)	94	94
Amounts reclassified from OCI to income	0	0
Acquisitions, disposals, settlements and other	463	(676)
Foreign exchange gain (loss)	$ 0	$ 0